Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair Value Measurements	11. Fair Value Measurements The following tables summarize the fair value of our assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 (in thousands): Fair Value Measurements Total Fair Value QuotedPricesin ActiveMarkets(Level 1) SignificantOtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)September 30, 2021: Liabilities: Secured contingent payment obligation $ 35,940 $ - $ - $ 35,940Unsecured contingent payment obligations 5,747 - - 5,747 Fair Value Measurements Total Fair Value QuotedPricesin ActiveMarkets(Level 1) SignificantOtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)December 31, 2020: Liabilities: Secured contingent payment obligation $ 33,057 $ - $ - $ 33,057Unsecured contingent payment obligations $ 5,222 $ - $ - $ 5,222 The fair values of our secured and unsecured contingent payment obligations were estimated using a probability-weighted income approach based on various cash flow scenarios as to the outcome of patent-related actions both in terms of timing and amount, discounted to present value using a risk-adjusted rate. We used a risk-adjusted discount rate of 14.41% at September 30, 2021, based on a risk-free rate of 0.41% as adjusted by 8% for credit risk and 6% for litigation inherent risk. The following table provides quantitative information about the significant unobservable inputs used in the measurement of fair value for both the secured and unsecured contingent payment obligations at September 30, 2021, including the lowest and highest undiscounted payout scenarios as well as a weighted average payout scenario based on relative undiscounted fair value of each cash flow scenario. Secured Contingent Payment Obligation Unsecured Contingent Payment ObligationsUnobservable Inputs Low Weighted Average High Low Weighted Average High Estimated undiscounted cash outflows (in millions) $0.0 $50.2 $76.8 $0.0 $8.1 $10.8Duration (in years) 0.3 2.5 3.3 1.3 2.5 3.3Estimated probabilities 0% 21% 25% 25% 25% 25% We evaluate the estimates and assumptions used in determining the fair value of our contingent payment obligations each reporting period and make any adjustments prospectively based on those evaluations. Changes in any of these Level 3 inputs could result in a significantly higher or lower fair value measurement.	10. FAIR VALUE MEASUREMENTS ASC 820, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The three levels of the fair value hierarchy are as follows: Level 1: Quoted prices for identical assets or liabilities in active markets which we can accessLevel 2: Observable inputs other than those described in Level 1Level 3: Unobservable inputs The following table summarizes financial assets and financial liabilities carried at fair value and measured on a recurring basis as of December 31, 2020 and 2019, segregated by classification within the fair value hierarchy (in thousands): Fair Value Measurements Total Quoted Prices inActive Markets(Level 1) Significant OtherObservableInputs (Level 2) SignificantUnobservableInputs (Level 3)December 31, 2020: Liabilities: Secured contingent payment obligation$ 33,057 $ - $ - $ 33,057Unsecured contingent payment obligations 5,222 - - 5,222 December 31, 2019: Liabilities: Secured contingent payment obligation 26,651 - - 26,651 For the years ended December 31, 2020 and 2019, respectively, we had no transfers of assets or liabilities between the levels of the hierarchy. The fair values of our secured and unsecured contingent payment obligations were estimated using a probability-weighted income approach based on various cash flow scenarios as to the outcome of patent-related actions both in terms of timing and amount, discounted to present value using a risk-adjusted rate. We used a risk-adjusted discount rate of 14.15% at December 31, 2020, based on a risk-free rate of 0.15% as adjusted by 8% for credit risk and 6% for litigation inherent risk. The following table provides quantitative information about the significant unobservable inputs used in the measurement of fair value for both the secured and unsecured contingent payment obligations at December 31, 2020, including the lowest and highest undiscounted payout scenarios as well as a weighted average payout scenario based on relative undiscounted fair value of each cash flow scenario. Secured Contingent Payment Obligation Unsecured Contingent Payment ObligationsUnobservable Inputs Low Weighted Average High Low Weighted Average High Estimated undiscounted cash outflows (in millions) $0.0 $46.1 $70.2 $0.0 $7.3 $9.7Duration (in years) 1.0 2.5 3.5 1.0 2.5 3.5Estimated probabilities 5% 23% 25% 25% 25% 25% We evaluate the estimates and assumptions used in determining the fair value of our contingent payment obligations each reporting period and make any adjustments prospectively based on those evaluations. Changes in any of these Level 3 inputs could result in a significantly higher or lower fair value measurement